Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) - Carrying Values [Member] - Non-Producing Mineral Properties [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	$ 19,521	$ 20,206
Acquisition	225,959
Capitalized expenditures	8,984	290
Environmental rehabilitation	(26)	20
Foreign currency translation impact	(87)	(995)
Carrying values, ending	254,351	19,521
BYP [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	6,636	6,953
Acquisition
Capitalized expenditures
Environmental rehabilitation	(26)	20
Foreign currency translation impact	(30)	(337)
Carrying values, ending	6,580	6,636
Kuanping [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning	12,885	13,253
Acquisition
Capitalized expenditures	543	290
Environmental rehabilitation
Foreign currency translation impact	(57)	(658)
Carrying values, ending	13,371	12,885
El Domo [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning
Acquisition	201,014
Capitalized expenditures	7,166
Environmental rehabilitation
Foreign currency translation impact
Carrying values, ending	208,180
Condor [Member]
Mineral Rights and Properties - Schedule of Non-Producing Properties (Details) [Line Items]
Carrying values, beginning
Acquisition	24,945
Capitalized expenditures	1,275
Environmental rehabilitation
Foreign currency translation impact
Carrying values, ending	$ 26,220